Average Annual Total Returns - Fulcrum Diversified Absolute Return Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg Global Aggregate Total Return Index Value Hedged USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.86%	0.34%	2.39%
ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.21%	3.19%	2.19%
Fulcrum Diversified Absolute Return Fund Super Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		13.36%	5.47%	4.39%
Fulcrum Diversified Absolute Return Fund Super Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.67%	3.75%	2.75%
Fulcrum Diversified Absolute Return Fund Super Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.33%	3.52%	2.69%
Fulcrum Diversified Absolute Return Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		13.34%	5.40%	4.33%

[1]	The Bloomberg US Aggregate Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index or benchmark. The Fund changed is broad-based benchmark from the ICE BofA 3-Month US Treasury Bill Index to the Bloomberg US Aggregate Index, in order to better align with the Fund’s investment strategies.
[2]	The Bloomberg Global Aggregate USD Hedged Index tracks bonds issued in emerging and developed markets worldwide. The index includes all maturities. Investors cannot invest directly in an index or benchmark.
[3]	The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Investors cannot invest directly in an index or benchmark.